Intangible Assets - Summary of Estimated Amortization Expense of Intangible Assets (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 75
2022	72
2023	60
2024	39
2025	15
Thereafter	$ 102